Capital Lease	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Capital Lease
Note 20.	Capital Lease

During fiscal 2017, the Company’s OptoElectronic Devices subsidiary entered into a capital lease related to a building in Warren, New Jersey. The following table shows the future minimum lease payments due under the non-cancelable capital lease ($000):

Fiscal Year Ending June 30,	Amount
2019	$2,292
2020	2,355
2021	2,419
2022	2,486
2023	2,554
Thereafter	24,740
Total minimum lease payments	$36,846
Less amount representing interest	11,906
Present value of capitalized payments	$24,940

The current and long-term portion of the capital lease obligation was recorded in Other accrued liabilities and Other liabilities, respectively, in the Company’s Consolidated Balance Sheets as of June 30, 2018 and 2017. The present value of the minimum capital lease payments at inception was $25.0 million recorded in Property, Plant & Equipment, net, in the Company’s Consolidated Balance Sheet, with associated depreciation being recorded over the 15 year life of the lease. During the fiscal year ended June 30, 2018, the Company recorded $1.7 million of depreciation expense associated with the capital leased asset.